Consolidated statements of financial position (Parenthetical) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Consolidated statements of financial position
Share capital	€ 118
Maximum
Consolidated statements of financial position
Share capital	€ 1,000	€ 1,000